Inventories - Schedule of Cost of Sales (Details) - CAD ($) $ in Millions	12 Months Ended
	Apr. 03, 2022	Mar. 28, 2021	Mar. 29, 2020
Inventories [Abstract]
Cost of goods manufactured	$ 350.1	$ 334.9	$ 352.4
Depreciation and amortization included in costs of sales	14.7	14.8	12.4
Total cost of sales	$ 364.8	$ 349.7	$ 364.8